Conservative Allocation Fund Annual Fund Operating Expenses - Conservative Allocation Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.53%
Expenses (as a percentage of Assets)	0.71%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.53%
Expenses (as a percentage of Assets)	0.96%